Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		$ 503
Excess (deficit) of fair value of assets over benefit obligation at end of year		470	$ 679
Effect of asset limitation and minimum funding requirement		(55)	(176)
End of year		415	503
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		7,630	9,584
Current service cost		218	281
Net interest expense (income)		428	335
Employee contributions		26	25
Benefits paid		(406)	(457)
Past service cost		(1)	34
Foreign exchange		52	62
Actuarial loss (gain) on benefit obligation		(278)	(2,234)
End of year		7,669	7,630
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		8,309	9,464
Net interest expense (income)		480	363
Actual return on assets (net of administrative expenses)		(351)	(1,402)
Employer contributions		59	264
Employee contributions		26	25
Benefits paid		(406)	(457)
Administrative expenses		(12)	(12)
Foreign exchange		34	64
End of year		8,139	8,309
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		503
Excess (deficit) of fair value of assets over benefit obligation at end of year		470	679
Effect of asset limitation and minimum funding requirement	[1]	(55)	(176)
End of year		415	503
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1,052
End of year		936	1,052
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(549)
End of year		(521)	(549)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		218	281
Net interest expense (income)		(33)	(20)
Administrative expenses		13	15
Past service cost		(1)	34
Benefit expense (income) recorded in the Consolidated Statement of Income		197	310
Defined contribution benefit expense		158	125
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		(66)	(762)
(Return) on plan assets in excess of interest income on fair value of assets		351	1,402
Actuarial loss (gain) on benefit obligation		(278)	(2,234)
Change in the asset limitation		(139)	70
Total benefit cost		289	(327)
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		117	(1,051)
Actuarial (gains) and losses from changes in demographic assumptions		40
Actuarial (gains) and losses from changes in financial assumptions		(406)	(2,256)
Actuarial (gains) and losses from changes in experience		88	22
In Scotiabank securities (stock, bonds)		57	58
In property occupied by Scotiabank		4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year		176	85
Net interest expense (income)		19	8
Remeasurement of other long-term benefits		(139)	70
Foreign exchange		(1)	13
End of year		55	176
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,007)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,001)	(1,007)
End of year		(1,001)	(1,007)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1,123	1,302
Current service cost		20	22
Net interest expense (income)		77	61
Benefits paid		(94)	(89)
Past service cost		(2)	(1)
Business acquisition		(1)
Settlements			(2)
Foreign exchange		33	56
Actuarial loss (gain) on benefit obligation		(42)	(226)
End of year		1,114	1,123
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		116	143
Net interest expense (income)		12	13
Actual return on assets (net of administrative expenses)		2	(24)
Employer contributions		64	59
Benefits paid		(94)	(89)
Settlements			(2)
Foreign exchange		13	16
End of year		113	116
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,007)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,001)	(1,007)
End of year		(1,001)	(1,007)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1
End of year		2	1
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,008)
End of year		(1,003)	(1,008)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		20	22
Net interest expense (income)		65	48
Past service cost		(2)	(1)
Remeasurement of other long-term benefits		(2)	(9)
Benefit expense (income) recorded in the Consolidated Statement of Income		81	60
Defined contribution benefit expense		1	1
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		(42)	(193)
(Return) on plan assets in excess of interest income on fair value of assets		(2)	24
Actuarial loss (gain) on benefit obligation		(40)	(217)
Total benefit cost		40	(132)
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		14	(11)
Actuarial (gains) and losses from changes in demographic assumptions		(7)	3
Actuarial (gains) and losses from changes in financial assumptions		(28)	(219)
Actuarial (gains) and losses from changes in experience		$ (7)	$ (10)

[1]	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.